Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 20, 2022
Entity Registrant Name	GMO TRUST
Entity Central Index Key	0000772129
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 20, 2022
Document Effective Date	Sep. 20, 2022
Prospectus Date	Sep. 20, 2022
GMO Small Cap Quality Fund | Class VI
Prospectus:
Trading Symbol	GSBGX